SHARE CAPITAL (Details 5) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Capital
Deferred stock outstanding, beginning balance	170,791	95,141	22,619
Deferred stock, issued	452,910	75,650	72,522
Deferred stock outstanding, ending balance	623,701	170,791	95,141